INCOME TAXES - Disclosure of reconciliation of the expected income tax recovery to the actual income tax recovery (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Major components of tax expense (income) [abstract]
Net loss	$ (2,801,946)	$ (7,372,225)	$ (14,964,941)
Statutory tax rate	25.98%	27.74%	27.26%
Expected income tax recovery	$ (727,974)	$ (2,044,920)	$ (4,079,645)
Deductible and non-deductible items	(81,243)	201,236	21,093
True up of prior year amounts	634,727	336,254	0
Change in deferred tax assets not recognized	174,490	1,507,430	4,058,552
Total income tax recovery	$ 0	$ 0	$ 0